LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LAND USE RIGHTS, NET.
Cost	¥ 846,156		¥ 664,272
Accumulated amortization	(79,943)		(61,769)
Land use rights, net	¥ 766,213	$ 104,971	¥ 602,503